Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
Detailed Information about Capital Computation	The Company’s capital at December 31, 2023 and 2022, as defined above, is summarized in the following table:

	2023	2022
Equity	$2,442,461	$2,351,780
Loans and borrowings	924,980	828,024
	3,367,441	3,179,804
Less: cash and cash equivalents	(191,995)	(200,769)
	$3,175,446	$2,979,035